SALE OF PARTICIPATION OF TERNIUM ARGENTINA S.A. IN TERNIUM MEXICO S.A. DE C.V. AND PROSID INVESTMENTS S.A. TO TERNIUM INTERNACIONAL ESPAÑA S.L.	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
SALE OF PARTICIPATION OF TERNIUM ARGENTINA S.A. IN TERNIUM MEXICO S.A. DE C.V. AND PROSID INVESTMENTS S.A. TO TERNIUM INTERNACIONAL ESPAÑA S.L.	SALE OF PARTICIPATION OF TERNIUM ARGENTINA S.A. IN TERNIUM MEXICO S.A. DE C.V. AND PROSID INVESTMENTS S.A. TO TERNIUM INTERNACIONAL ESPAÑA S.L.
On December 21, 2021, Ternium Argentina S.A. (“Ternium Argentina”) received from Ternium Internacional España S.L. (“Ternium España”) an offer consisting of:

(i) The purchase of all the shares that Ternium Argentina owns in Ternium Mexico S.A. de C.V. (“Ternium Mexico”) (103,770,972 shares, representing 28.73% of the capital stock) for a value of $1,000 million.

(ii) The purchase of all the shares that the Company owns in Prosid Investments S.A. (“Prosid Investments”) (1,094,288,000 shares, representing 99.9% of the capital stock) for the equivalent of the market value of its assets, mainly including cash and the transfer and assignment of its participation in Usiminas.

The operation is subject to the following conditions:
• The favorable opinion of the Audit Committee and the recommendation by the Ternium Argentina Board of Directors, in whose voting the non-independent directors will not participate.
• The conclusion by the buyer and seller of the contracts necessary for the implementation and completion of the operation.
• The payment of dividends simultaneously with the payment for the shares in an amount of $900 million.
• The approval of the Ordinary Shareholders' Meeting of Ternium Argentina, with the abstention of Ternium España, with the valid votes of at least the 95% of the shareholders.

Additionally, the operation is subject to the fact that, until the closing date, some facts or circumstances (resolution conditions) mentioned in the offer, related to legal events, claims, administrative or governmental regulations, that prevent, limit or impose certain restrictions, or additional payments to those foreseen.

On February 25, 2022, the Board of Directors of Ternium Argentina S.A. requested to Ternium Internacional España S.L. to review the value and conditions of the offer.
On March 18, 2022, the Company’s board of directors resolved to decline Ternium Argentina’s request to improve the terms and conditions of its previously disclosed offer to acquire the minority participation in Ternium Mexico that Ternium does not own directly.